TRAVELERS MARQUIS PORTFOLIOS
                                               SUPPLEMENT DATED MARCH 7, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002

1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
       Mortality and Expense Risk Charge.....           1.55%                      1.70%
       Administrative Expense Charge.........           0.15%                      0.15%
       Total with No Optional Features
       Selected..............................           1.70%                      1.85%
       Total with E.S.P. only selected.......           1.95%                      2.10%
       Total with GMWB only selected.........           2.70%                      2.85%
       Total with E.S.P. and GMWB selected...           2.95%                      3.10%


2. The following expense example table is added to the Fee Table.

EXAMPLE:  ENHANCED DEATH BENEFIT WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Enhanced Death Benefit with the E.S.P. and GMWB options selected.

----------------------------------------------------------------------------------------------------------------------------
                                                                          IF CONTRACT IS SURRENDERED, ANNUITIZED, OR NO
                                                                                 WITHDRAWALS ARE TAKEN AT THE END
                                                                                         OF PERIOD SHOWN
                                                                       -----------------------------------------------------
FUNDING OPTION                                                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Premier Equity Fund - Series I                              34          103           175           365
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Growth and Income Portfolio - Class B                                35          106           179           372
     Premier Growth Portfolio - Class B                                   38          116           196           404
CREDIT SUISSE TRUST
     Credit Suisse Emerging Markets Portfolio                             39          119           201           413
DELAWARE VIP TRUST
     VIP REIT Series                                                      34          105           177           369
     VIP Small Cap Value Series                                           34          104           176           366
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio - Initial Shares                              33          101           172           359
     Small Cap Portfolio - Initial Shares                                 33          102           172           360

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Small Cap Fund - Class 2                                    36          108           183           380
     Mutual Shares Securities Fund - Class 2                              36          109           184           382
     Templeton Developing Markets Securities Fund - Class 2               44          131           220           448
     Templeton Foreign Securities Fund - Class 2                          37          112           190           392
GREENWICH STREET SERIES FUND
     Appreciation Portfolio                                               33          101           171           358
     Fundamental Value Portfolio                                          33          101           171           358
JANUS ASPEN SERIES
     Aggressive Growth Portfolio - Service Shares                         35          106           179           372
     Growth and Income Portfolio - Service Shares                         35          106           180           374
     International Growth Portfolio - Service Shares                      35          107           181           375
PIMCO VARIABLE INSURANCE TRUST
     Total Return Portfolio-Administrative Class                          32           98           166           347
PUTNAM VARIABLE TRUST
     Putnam VT International Growth Fund - Class IB Shares                37          113           191           395
     Putnam VT Small Cap Value Fund - Class IB Shares                     39          118           199           409
     Putnam VT Voyager II Fund - Class IB Shares                          43          129           216           440
SALOMON BROTHERS VARIABLE SERIES FUND INC.
     Capital Fund                                                         35          108           182           379
     Investors Fund                                                       34          103           174           363
SMITH BARNEY INVESTMENT SERIES
     Smith Barney Large Cap Core Portfolio                                35          106           179           373
THE TRAVELERS SERIES TRUST
     Federated High Yield Portfolio                                       34          105           177           369
     Large Cap Portfolio                                                  33          102           172           360
     Lazard International Stock Portfolio                                 36          108           183           380
     MFS Emerging Growth Portfolio                                        34          105           177           369
     MFS Mid Cap Growth Portfolio                                         35          106           179           372
     MFS Research Portfolio                                               35          106           179           372
     MFS Value Portfolio                                                  35          108           182           379
     U.S. Government Securities Portfolio                                 30           92           156           329
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio                                   34          103           174           364
     Alliance Growth Portfolio                                            34          103           174           363
     Smith Barney Aggressive Growth Portfolio                             34          103           175           365
     Smith Barney High Income Portfolio                                   32           98           167           349
     Smith Barney Large Capitalization Growth Portfolio                   33          101           172           359
     Smith Barney Mid Cap Core Portfolio                                  35          106           180           374
     Smith Barney Money Market Portfolio                                  31           94           160           336
     Travelers Managed Income Portfolio                                   32           99           167           350
VAN KAMPEN LIFE INVESTMENT TRUST
     Emerging Growth Portfolio Class II Shares                            36          108           183           380
VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap Growth Opportunities Portfolio                34          105           178           370
VARIABLE INSURANCE PRODUCTS FUND III
     Mid Cap Portfolio - Service Class 2                                  34          104           177           368

3. The following is added to the "Charges and Deductions" section of the prospectus

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.


If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

--------------------------------------------------------------------------------------------------------------------------
                              ASSUMES 15% GAIN ON       ASSUMES 15% LOSS ON
                                  INVESTMENT                 INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
                      Contract          RBB               AWB (5%)       Contract          RBB              AWB (5%)
                        VALUE                                              VALUE
--------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
  Contract date       $100,000        $100,000             $5,000        $100,000       $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------
  Immediately prior   $115,000        $100,000             $5,000         $85,000       $100,000             $5,000
  to withdrawal,
  contract year two
--------------------------------------------------------------------------------------------------------------------------
  Immediately after   $105,000        $91,304              $4,565         $75,000        $88,235             $4,412
  withdrawal,
  contract year two              [100,000-(100,000      [5,000-(5,000              [100,000-(100,000     [5,000-(5,000
                                 x10,000/115,000)]    x10,000/115,000)]             x10,000/85,000)]     x10,000/85,000
--------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.







L-19940                                                            March 7, 2003